Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Large Cap Value Fund
January 31, 2022
FLV-NPRT3-0422
1.9893831.102
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	16,979	432,965
Lumen Technologies, Inc.	3,807	47,055
Verizon Communications, Inc.	20,307	1,080,942
		1,560,962
Entertainment - 1.4%
Activision Blizzard, Inc.	2,266	179,037
Electronic Arts, Inc.	3,387	449,319
The Walt Disney Co. (a)	4,451	636,359
		1,264,715
Interactive Media & Services - 1.2%
Alphabet, Inc.:
Class A (a)	182	492,505
Class C (a)	210	569,934
		1,062,439
Media - 1.5%
Comcast Corp. Class A	18,473	923,465
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	1,163	70,047
Liberty SiriusXM Series A (a)	1,975	91,344
Liberty SiriusXM Series C (a)	2,214	103,017
News Corp.:
Class A	4,862	108,131
Class B	1,120	24,909
		1,320,913
TOTAL COMMUNICATION SERVICES		5,209,029
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 0.6%
Ford Motor Co.	17,935	364,081
Thor Industries, Inc.	1,752	165,722
		529,803
Distributors - 0.9%
Genuine Parts Co.	3,939	524,793
LKQ Corp.	5,033	276,261
		801,054
Diversified Consumer Services - 0.1%
Service Corp. International	989	61,041
Hotels, Restaurants & Leisure - 1.6%
International Game Technology PLC	6,757	180,885
McDonald's Corp.	3,782	981,240
Royal Caribbean Cruises Ltd. (a)	27	2,101
Travel+Leisure Co.	1,221	69,353
Wendy's Co.	7,183	165,424
Yum China Holdings, Inc.	925	44,557
		1,443,560
Household Durables - 1.6%
D.R. Horton, Inc.	3,200	285,504
Lennar Corp. Class A	5,424	521,301
Meritage Homes Corp. (a)	953	97,235
Toll Brothers, Inc.	5,012	295,558
Whirlpool Corp.	1,242	261,056
		1,460,654
Internet & Direct Marketing Retail - 0.0%
eBay, Inc.	761	45,713
Leisure Products - 0.2%
Brunswick Corp.	2,073	188,208
Multiline Retail - 0.7%
Dollar General Corp.	1,013	211,190
Dollar Tree, Inc. (a)	796	104,451
Target Corp.	1,412	311,247
		626,888
Specialty Retail - 1.3%
Asbury Automotive Group, Inc. (a)	178	28,653
AutoNation, Inc. (a)	1,578	172,002
Dick's Sporting Goods, Inc.	2,669	308,003
Foot Locker, Inc.	3,684	164,601
Lithia Motors, Inc. Class A (sub. vtg.)	1,240	362,241
Ulta Beauty, Inc. (a)	411	149,497
		1,184,997
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	930	88,359
TOTAL CONSUMER DISCRETIONARY		6,430,277
CONSUMER STAPLES - 7.1%
Beverages - 0.5%
Keurig Dr. Pepper, Inc.	479	18,178
Molson Coors Beverage Co. Class B	2,035	96,988
The Coca-Cola Co.	5,256	320,669
		435,835
Food & Staples Retailing - 1.9%
Albertsons Companies, Inc.	1,925	54,189
Kroger Co.	3,184	138,791
Walgreens Boots Alliance, Inc.	3,696	183,913
Walmart, Inc.	9,461	1,322,742
		1,699,635
Food Products - 1.6%
Archer Daniels Midland Co.	2,145	160,875
Conagra Brands, Inc.	1,389	48,282
General Mills, Inc.	1,456	99,998
Hormel Foods Corp.	1,295	61,474
Mondelez International, Inc.	1,345	90,155
The J.M. Smucker Co.	854	120,055
The Kraft Heinz Co.	13,713	490,925
Tyson Foods, Inc. Class A	4,185	380,375
		1,452,139
Household Products - 2.6%
Colgate-Palmolive Co.	5,372	442,921
Procter & Gamble Co.	11,740	1,883,683
		2,326,604
Tobacco - 0.5%
Altria Group, Inc.	4,739	241,120
Philip Morris International, Inc.	2,093	215,265
		456,385
TOTAL CONSUMER STAPLES		6,370,598
ENERGY - 7.4%
Energy Equipment & Services - 0.9%
Halliburton Co.	7,701	236,729
Schlumberger Ltd.	14,659	572,727
		809,456
Oil, Gas & Consumable Fuels - 6.5%
Antero Resources Corp. (a)	4,342	84,799
APA Corp.	703	23,347
Chevron Corp.	8,631	1,133,509
ConocoPhillips Co.	11,186	991,303
Continental Resources, Inc.	2,876	149,379
EOG Resources, Inc.	5,983	666,985
EQT Corp.	103	2,189
Exxon Mobil Corp.	22,282	1,692,541
Hess Corp.	1,567	144,618
Kinder Morgan, Inc.	9,012	156,448
Marathon Oil Corp.	19,498	379,626
Murphy Oil Corp.	1,984	62,694
Occidental Petroleum Corp.	4,341	163,525
Pioneer Natural Resources Co.	810	177,301
SM Energy Co.	1,232	40,422
		5,868,686
TOTAL ENERGY		6,678,142
FINANCIALS - 21.6%
Banks - 9.3%
Bank of America Corp.	36,874	1,701,366
Bank of Hawaii Corp.	87	7,488
Citigroup, Inc.	13,827	900,414
Citizens Financial Group, Inc.	2,624	135,057
Comerica, Inc.	1,252	116,161
East West Bancorp, Inc.	326	28,147
Eastern Bankshares, Inc.	3,568	75,963
Fifth Third Bancorp	6,346	283,222
First Republic Bank	981	170,292
FNB Corp., Pennsylvania	1,419	18,333
Hancock Whitney Corp.	2,977	156,947
Huntington Bancshares, Inc.	4,310	64,909
JPMorgan Chase & Co.	12,974	1,927,936
KeyCorp	6,103	152,941
PNC Financial Services Group, Inc.	2,005	413,010
Regions Financial Corp.	18,114	415,535
Synovus Financial Corp.	1,239	61,653
U.S. Bancorp	6,299	366,539
United Community Bank, Inc.	454	16,067
Wells Fargo & Co.	25,865	1,391,537
		8,403,517
Capital Markets - 4.6%
Ameriprise Financial, Inc.	757	230,363
Bank of New York Mellon Corp.	908	53,808
BlackRock, Inc. Class A	105	86,409
Charles Schwab Corp.	3,827	335,628
CME Group, Inc.	396	90,882
Goldman Sachs Group, Inc.	2,555	906,207
Interactive Brokers Group, Inc.	232	15,820
Intercontinental Exchange, Inc.	2,371	300,311
Jefferies Financial Group, Inc.	11,261	412,603
Morgan Stanley	9,509	975,053
Northern Trust Corp.	2,626	306,297
Raymond James Financial, Inc.	2,340	247,736
SEI Investments Co.	722	42,316
State Street Corp.	552	52,164
Stifel Financial Corp.	1,918	143,658
		4,199,255
Consumer Finance - 1.2%
Capital One Financial Corp.	4,718	692,272
Discover Financial Services	1,824	211,128
OneMain Holdings, Inc.	292	15,085
Synchrony Financial	3,665	156,092
		1,074,577
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	8,654	2,708,868
Insurance - 3.2%
Alleghany Corp. (a)	6	3,984
American International Group, Inc.	360	20,790
Arch Capital Group Ltd. (a)	1,049	48,590
Assurant, Inc.	290	44,228
Axis Capital Holdings Ltd.	760	43,305
Brown & Brown, Inc.	1,475	97,763
Chubb Ltd.	1,219	240,484
Fidelity National Financial, Inc.	6,205	312,422
First American Financial Corp.	4,736	352,879
Hartford Financial Services Group, Inc.	153	10,996
Loews Corp.	2,056	122,661
Markel Corp. (a)	76	93,688
Marsh & McLennan Companies, Inc.	1,214	186,519
MetLife, Inc.	6,870	460,702
Primerica, Inc.	1,276	196,938
Reinsurance Group of America, Inc.	892	102,428
Selective Insurance Group, Inc.	624	49,234
The Travelers Companies, Inc.	1,553	258,078
W.R. Berkley Corp.	3,044	257,218
		2,902,907
Mortgage Real Estate Investment Trusts - 0.2%
Blackstone Mortgage Trust, Inc.	4,321	135,766
Starwood Property Trust, Inc.	2,217	54,871
		190,637
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	3,174	37,009
TOTAL FINANCIALS		19,516,770
HEALTH CARE - 18.3%
Biotechnology - 2.0%
Amgen, Inc.	823	186,936
Biogen, Inc. (a)	829	187,354
Gilead Sciences, Inc.	11,986	823,198
Incyte Corp. (a)	772	57,383
Regeneron Pharmaceuticals, Inc. (a)	320	194,749
United Therapeutics Corp. (a)	917	185,115
Vertex Pharmaceuticals, Inc. (a)	651	158,226
		1,792,961
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	3,298	420,363
Baxter International, Inc.	6,369	544,167
Becton, Dickinson & Co.	69	17,536
Dentsply Sirona, Inc.	3,080	164,534
Edwards Lifesciences Corp. (a)	973	106,252
Hologic, Inc. (a)	7,378	518,231
Integra LifeSciences Holdings Corp. (a)	424	27,450
Medtronic PLC	4,927	509,895
Quidel Corp. (a)	1,242	128,373
		2,436,801
Health Care Providers & Services - 4.8%
Anthem, Inc.	1,936	853,757
Centene Corp. (a)	2,859	222,316
Cigna Corp.	378	87,114
CVS Health Corp.	8,952	953,478
Humana, Inc.	213	83,603
Laboratory Corp. of America Holdings (a)	918	249,108
Molina Healthcare, Inc. (a)	262	76,106
Quest Diagnostics, Inc.	224	30,244
Select Medical Holdings Corp.	4,748	110,296
UnitedHealth Group, Inc.	3,607	1,704,560
		4,370,582
Health Care Technology - 0.0%
Cerner Corp.	298	27,178
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	1,298	180,837
Bio-Rad Laboratories, Inc. Class A (a)	427	256,085
Danaher Corp.	2,340	668,749
Thermo Fisher Scientific, Inc.	1,545	898,109
		2,003,780
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	15,917	1,032,854
Jazz Pharmaceuticals PLC (a)	222	30,838
Johnson & Johnson	12,398	2,136,051
Merck & Co., Inc.	13,050	1,063,314
Organon & Co.	3,068	97,900
Pfizer, Inc.	30,250	1,593,873
		5,954,830
TOTAL HEALTH CARE		16,586,132
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.4%
Curtiss-Wright Corp.	630	83,658
Lockheed Martin Corp.	612	238,148
Mercury Systems, Inc. (a)	5,051	287,503
Moog, Inc. Class A	2,089	159,265
Parsons Corp. (a)	2,952	89,888
Raytheon Technologies Corp.	2,824	254,697
Textron, Inc.	1,887	128,429
The Boeing Co. (a)	28	5,607
		1,247,195
Air Freight & Logistics - 0.5%
FedEx Corp.	1,761	432,959
Building Products - 0.6%
A.O. Smith Corp.	348	26,594
Carlisle Companies, Inc.	150	33,516
Johnson Controls International PLC	4,082	296,639
Owens Corning	2,079	184,407
UFP Industries, Inc.	410	32,743
		573,899
Commercial Services & Supplies - 0.6%
Clean Harbors, Inc. (a)	232	21,472
Republic Services, Inc.	4,076	520,342
		541,814
Construction & Engineering - 0.2%
EMCOR Group, Inc.	1,593	189,902
Electrical Equipment - 1.5%
Acuity Brands, Inc.	404	77,378
AMETEK, Inc.	1,281	175,202
Atkore, Inc. (a)	2,006	216,207
Eaton Corp. PLC	2,306	365,340
Emerson Electric Co.	3,037	279,252
nVent Electric PLC	3,445	119,163
Regal Rexnord Corp.	193	30,587
Rockwell Automation, Inc.	196	56,687
		1,319,816
Industrial Conglomerates - 0.6%
General Electric Co.	5,290	499,799
Honeywell International, Inc.	204	41,714
		541,513
Machinery - 1.5%
AGCO Corp.	1,410	165,252
Allison Transmission Holdings, Inc.	3,707	140,829
Caterpillar, Inc.	1,704	343,458
Cummins, Inc.	927	204,756
Deere & Co.	97	36,511
Donaldson Co., Inc.	1,601	89,112
Flowserve Corp.	1,368	44,624
Fortive Corp.	2,987	210,703
PACCAR, Inc.	151	14,041
Parker Hannifin Corp.	444	137,644
		1,386,930
Professional Services - 0.5%
IHS Markit Ltd.	842	98,337
Jacobs Engineering Group, Inc.	337	43,871
Korn Ferry	2,294	152,276
Leidos Holdings, Inc.	584	52,239
Manpower, Inc.	1,136	119,132
		465,855
Road & Rail - 1.3%
CSX Corp.	8,847	302,744
Knight-Swift Transportation Holdings, Inc. Class A	1,313	74,290
Norfolk Southern Corp.	971	264,102
Schneider National, Inc. Class B	3,769	96,486
Union Pacific Corp.	1,353	330,876
Werner Enterprises, Inc.	1,861	82,982
		1,151,480
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	160	15,677
MSC Industrial Direct Co., Inc. Class A	2,366	193,160
United Rentals, Inc. (a)	489	156,539
W.W. Grainger, Inc.	267	132,194
		497,570
TOTAL INDUSTRIALS		8,348,933
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.7%
Cisco Systems, Inc.	21,408	1,191,783
Juniper Networks, Inc.	9,051	315,156
Viavi Solutions, Inc. (a)	975	16,049
		1,522,988
Electronic Equipment & Components - 0.8%
Avnet, Inc.	839	33,862
National Instruments Corp.	9,017	371,681
TD SYNNEX Corp.	400	41,828
Teledyne Technologies, Inc. (a)	82	34,557
Vontier Corp.	8,046	226,173
		708,101
IT Services - 2.2%
Alliance Data Systems Corp.	1,403	96,863
Amdocs Ltd.	6,094	462,474
Cognizant Technology Solutions Corp. Class A	1,503	128,386
DXC Technology Co. (a)	360	10,829
Fidelity National Information Services, Inc.	877	105,170
FleetCor Technologies, Inc. (a)	1,560	371,686
Gartner, Inc. (a)	114	33,503
Global Payments, Inc.	1,107	165,917
GoDaddy, Inc. (a)	1,317	99,710
IBM Corp.	1,815	242,430
Kyndryl Holdings, Inc. (a)	9,803	165,475
SolarWinds, Inc.	1,399	19,026
The Western Union Co.	5,204	98,408
		1,999,877
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	649	106,417
Broadcom, Inc.	671	393,125
Cirrus Logic, Inc. (a)	3,353	299,892
Intel Corp.	26,052	1,271,859
Micron Technology, Inc.	4,237	348,578
NXP Semiconductors NV	344	70,671
Qorvo, Inc. (a)	555	76,190
Qualcomm, Inc.	2,033	357,320
Semtech Corp. (a)	802	57,022
Texas Instruments, Inc.	28	5,026
		2,986,100
Software - 2.9%
Black Knight, Inc. (a)	3,417	254,908
Box, Inc. Class A (a)	12,160	317,741
Dropbox, Inc. Class A (a)	19,306	477,824
Mandiant, Inc. (a)	1,403	21,171
Nutanix, Inc. Class A (a)	5,524	151,026
Salesforce.com, Inc. (a)	1,936	450,372
SS&C Technologies Holdings, Inc.	2,473	197,519
Synopsys, Inc. (a)	1,644	510,462
Tenable Holdings, Inc. (a)	512	26,317
VMware, Inc. Class A (a)	1,598	205,311
		2,612,651
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	6,741	110,081
HP, Inc.	3,923	144,092
NetApp, Inc.	786	67,997
Western Digital Corp. (a)	5,344	276,499
		598,669
TOTAL INFORMATION TECHNOLOGY		10,428,386
MATERIALS - 3.7%
Chemicals - 2.3%
CF Industries Holdings, Inc.	5,775	397,724
Corteva, Inc.	9,284	446,375
Dow, Inc.	6,967	416,139
DuPont de Nemours, Inc.	6,407	490,776
Eastman Chemical Co.	761	90,506
FMC Corp.	1,065	117,544
NewMarket Corp.	107	36,173
The Chemours Co. LLC	2,313	75,658
		2,070,895
Construction Materials - 0.0%
Vulcan Materials Co.	285	54,238
Containers & Packaging - 0.5%
WestRock Co.	9,860	455,138
Metals & Mining - 0.9%
Alcoa Corp.	6,190	351,035
Freeport-McMoRan, Inc.	7,063	262,885
Reliance Steel & Aluminum Co.	309	47,240
United States Steel Corp.	6,749	139,839
		800,999
TOTAL MATERIALS		3,381,270
REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Homes 4 Rent Class A	7,372	288,466
Apartment Income (REIT) Corp.	3,884	205,153
AvalonBay Communities, Inc.	485	118,452
Brixmor Property Group, Inc.	3,514	89,115
Camden Property Trust (SBI)	531	85,008
Crown Castle International Corp.	1,291	235,620
CubeSmart	800	40,592
Douglas Emmett, Inc.	2,131	66,530
Extra Space Storage, Inc.	389	77,096
First Industrial Realty Trust, Inc.	1,217	73,969
Healthcare Realty Trust, Inc.	1,008	31,268
Highwoods Properties, Inc. (SBI)	2,748	118,494
Invitation Homes, Inc.	7,957	334,035
Kilroy Realty Corp.	506	32,384
Kite Realty Group Trust	3,579	74,730
Life Storage, Inc.	196	26,450
LXP Industrial Trust (REIT)	1,210	18,017
National Retail Properties, Inc.	1,525	67,680
National Storage Affiliates Trust	2,863	176,246
Prologis (REIT), Inc.	1,342	210,452
PS Business Parks, Inc.	215	35,896
Public Storage	1,000	358,530
Realty Income Corp.	7,211	500,516
SL Green Realty Corp.	757	54,898
Spirit Realty Capital, Inc.	1,024	48,599
Stag Industrial, Inc.	2,751	117,550
Terreno Realty Corp.	1,397	104,454
Ventas, Inc.	244	12,937
Weyerhaeuser Co.	6,463	261,299
		3,864,436
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	141	35,361
TOTAL REAL ESTATE		3,899,797
UTILITIES - 3.7%
Electric Utilities - 2.1%
Alliant Energy Corp.	752	45,015
Duke Energy Corp.	5,110	536,857
Exelon Corp.	2,420	140,239
Hawaiian Electric Industries, Inc.	5,358	227,715
IDACORP, Inc.	1,310	144,388
NextEra Energy, Inc.	7,708	602,149
Portland General Electric Co.	2,952	155,098
Southern Co.	569	39,540
Xcel Energy, Inc.	590	41,099
		1,932,100
Gas Utilities - 0.0%
UGI Corp.	781	35,418
Multi-Utilities - 1.4%
Ameren Corp.	445	39,489
MDU Resources Group, Inc.	6,307	185,237
NiSource, Inc.	2,152	62,795
Public Service Enterprise Group, Inc.	4,104	273,039
Sempra Energy	2,608	360,321
WEC Energy Group, Inc.	3,421	331,974
		1,252,855
Water Utilities - 0.2%
American Water Works Co., Inc.	892	143,434
TOTAL UTILITIES		3,363,807
TOTAL COMMON STOCKS (Cost $78,082,600)		90,213,141

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (b) (Cost $229,748)	229,702	229,748

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $78,312,348)	90,442,889
NET OTHER ASSETS (LIABILITIES) - 0.1% (c)	49,075
NET ASSETS - 100.0%	90,491,964

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Mar 2022	225,213	(9,329)	(9,329)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Includes $10,800 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	3,800,863	23,380,463	26,951,578	688	-	-	229,748	0.0%
Total	3,800,863	23,380,463	26,951,578	688	-	-	229,748

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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